Critical Accounting Judgments And Key Sources For Estimating Uncertainty (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Estimated Useful Life for Property Plant and Equipment and Other Intangible Assets
The following is the estimated useful life for each component of property, plant and equipment and intangible assets:

Useful life
Quarries	50 to 100 years
Quarries - Stripping cost	Units of production
Plant and buildings	5 to 50 years
Machinery and equipment	8 to 35 years
Furniture and fixtures	3 to 10 years
Tools	5 years
Software	5 years
Transport and load vehicles	4 to 32 years